Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Operating Commitment

The Company leased an office space in Taiwan under non-cancelable operating leases expired on June 30, 2018. As of December 31, 2018, there was no future minimum lease payments under non-cancelable operating and capital leases.

Rental expense was $7,497 and $49,245 for the years ended December 31, 2018 and 2017, respectively.